Trade and other receivables - Summary of Movement in Allowance for Expected Lifetime Credit Losses of Trade and Other Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
At 1 January	$ (18)	$ (11)	$ (77)
Adjustment arising on adoption of IFRS 9			67
Impairment loss on financial assets	(88)	(8)	(17)
System Fund impairment loss	(24)	(12)	(11)
Amounts written off	7	14	26
Exchange and other adjustments	(3)	(1)	1
At 31 December	$ (78)	$ (18)	$ (11)